CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net income (loss)	$ 8,185	$ (18,772)	$ (62,764)	$ (18,235)	$ (4,920)
Other comprehensive income (loss):
Reclassification of net derivative loss to loss on derivatives, net	216	0	0	0	(10,710)
Reclassification of net foreign currency derivative gains to depreciation and amortization	(5)	(4)	(8)	(8)	(9)
Reclassification of net derivative losses on cash flow hedges to interest expense	525	440	889	1,129	401
Derivative income (losses) on cash flow hedges	348	(642)	(1,441)	(2,588)	376
Other comprehensive income (loss), before tax	1,084	(206)	(560)	(1,467)	(16,135)
Income tax expense	0	0	0	0	0
Other Comprehensive income (loss), net of tax	1,084	(206)	(560)	(1,467)	(16,135)
Comprehensive income (loss)	9,269	(18,978)	(63,324)	(19,702)	(21,055)
Comprehensive income attributable to noncontrolling interest	587	440	874	543	451
Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$ 8,682	$ (19,418)	$ (64,198)	$ (20,245)	$ (21,506)